SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 6	☒

(File No. 333-182361)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 101	☒

(File No. 811-04298)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource Variable Life Separate Account

Name of Depositor:

RIVERSOURCE LIFE INSURANCE COMPANY

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

70100 Ameriprise Financial Center

Minneapolis, MN 55474

(800) 862-7919

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 6 is to supplement the prospectus for RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5 – Estate Series.

PART A: PROSPECTUS

The prospectus for RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5 – Estate Series filed with Post-Effective Amendment No. 5 to Registration Statement No. 333-182361 filed on or about May 2, 2016 is incorporated by reference into Part A of this Post-Effective Amendment No. 6 to this Registration Statement.

Supplement dated XXXXX XX, 2016
Prospectus Form #/Date
Product Name
RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5 – Estate Series	S-6542 CA (5/16)

The information in this supplement updates and amends certain information contained in your current variable life insurance product prospectus. Please read it carefully and keep it with your variable life insurance product prospectus for future reference.

This supplement describes certain new features and benefits offered under the RiverSource® Variable Universal Life 5 and the RiverSource® Variable Universal Life 5 – Estate Series issued by RiverSource Life Insurance Company:

•	Indexed Account Options, available to new and existing policies on or about August 20, 2016

•	Accounting Value Increase Rider, available for policy applications signed on or after August 20, 2016

•	Death Benefit Option 3, available for policy applications signed on or after August 20, 2016

The Indexed Account Charge and Accounting Value Increase Rider have been added under the “Fee Tables” section of the prospectus:

Charges Other than Fund Operating Expenses

Amount Deducted
CHARGE	WHEN CHARGE IS DEDUCTED	VUL 5	VUL 5 – ES

Indexed Account Charge	Monthly

Guaranteed: Annual rate of 0.60% applied monthly. It is equal to the sum of the charges for all indexed accounts. The charge for an indexed account is equal to the guaranteed indexed account charge for that indexed account multiplied by the sum of the segment values corresponding to that indexed account as of the monthly date.

Current: 0.60%

Guaranteed: Annual rate of 0.60% applied monthly. It is equal to the sum of the charges for all indexed accounts. The charge for an indexed account is equal to the guaranteed indexed account charge for that indexed account multiplied by the sum of the segment values corresponding to that indexed account as of the monthly date.

Current: 0.60%

Accounting Value Increase Rider(1)(2)	Monthly

Monthly rate per $1,000 of original specified amount:

Minimum: $.0325 – Male, Nontobacco, Age 85.

Maximum: $.0629 – Female, Tobacco, Ages 35-55.

Representative Insured: $.05 – Male, Nontobacco, Age 35.

Monthly rate per $1,000 of original specified amount:

Minimum: $.0325 – Male, Nontobacco, Age 85.

Maximum: $.0629 – Female, Tobacco, Ages 35-55.

Representative Insured: $.05 – Male, Nontobacco, Age 40.

(1)	This rider will be available for policy applications signed on or after August 20, 2016 and must be elected at time of application for the policy.
(2)	This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

The following changes have been made to the “Policy Benefits and Risks” section of the prospectus:

Policy Benefits

POLICY BENEFIT	WHAT IT MEANS	HOW IT WORKS

Death Benefit

We will pay a benefit to the

beneficiary of the policy

when the insured dies. Your

policy’s death benefit can

never be less than the

specified amount unless

you change that amount or

your policy has outstanding

indebtedness.

The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date. You may choose any of the following death benefit options:

Option 1 (level amount): If death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•    the specified amount; or

•    a percentage of the policy value.

Option 2 (variable amount): If death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•    the policy value plus the specified amount; or

•    a percentage of the policy value.

Option 3(1) (return of premium, subject to a limit): If death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•    the lesser of:

•    the specified amount plus premiums paid, less partial surrenders and any partial surrender fees; or

•    the Death Benefit Option 3 Limit shown under Policy Data.

OR

•    a percentage of the policy value.

You may change the death benefit option or specified amount within certain limits, but doing so generally will affect policy charges. We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws.

Death Benefit after the insured’s attained insurance age 120 anniversary:

Under all Death Benefit Options, the death benefit upon death of the insured after the insured’s attained insurance age 120 anniversary will be the greater of:

•    the death benefit on the insured’s attained insurance age 120 anniversary, minus any partial surrenders and partial surrender fees occurring after the insured’s attained insurance age 120 anniversary; or

•    the policy value on the date of death.

Investment Choices

You may direct your net premiums or transfer your policy’s value to:

•    The Variable Account, which consists of subaccounts, each of which invests in a fund with a particular investment objective; or

•    The Fixed Account, which is part of our general investment account; or

•    The Indexed Accounts, which are part of our general investment account.

•    Under the Variable Account, your policy’s value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed.

•    The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 2%.

•    The Indexed Accounts earn interest based on a change in the value of one or more designated index(es), subject to a cap, floor and participation rate. The cumulative guaranteed indexed interest rate will never be lower than 0%.

Optional Insurance Benefits	You may add optional benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). The amounts of these benefits do not vary with the investment experience of the variable account. Certain restrictions and conditions apply and are clearly described in the applicable rider.

Available riders you may add:

•    Accounting Value Increase Rider(1): If the policy is fully surrendered while the rider is in force and prior to the expiration date of the rider, we will waive a portion of the surrender charge.

•    The amount waived is a percentage of the surrender charge that would apply to the initial specified amount.

•    The waiver does not apply to any surrender charge due to increases in specified amount, or to partial surrenders.

•    Surrender charges will not be waived if the policy is being surrendered in exchange for a new insurance policy or contract.

(1)	This feature will be available for policy applications signed on or after August 20, 2016 and must be elected at time of application for the policy.

The following changes have been made to the first three paragraphs of the “Monthly Deduction” subsection of the “Loads, Fees and Charges” section of the prospectus:

On each monthly date we deduct from the value of your policy in the fixed account, indexed accounts and/or subaccounts an amount equal to the sum of:

1.	the cost of insurance for the policy month;

2.	the policy fee shown in your policy;

3.	the monthly administrative charge;

4.	the monthly mortality and expense risk charge;

5.	the indexed account charge; and

6.	charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the six components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

•	you do not specify the accounts from which you want us to take the monthly deduction; or

•	the value in the fixed account or in any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

When the fixed account, minus any indebtedness, and the subaccounts are exhausted, the monthly deduction will be taken from the indexed accounts. See “Order of Deductions from Policy Value” for further discussion.

New component #5 has been added to the “Components of the monthly deduction” subsection of the “Loads, Fees and Charges” section of the prospectus, and the component previously identified as component #5 has been renumbered #6:

5. Indexed account charge: compensates us for certain administrative, investment and other expenses we assume in making available the indexed account options. The charge is assessed as an asset-based charge and is based on the value of the segments of an indexed account on the monthly date. Deductions for this charge in excess of the fixed account value plus the variable account value will be deducted from the segments of an indexed account. As a result, the indexed interest rate is effectively reduced by the monthly indexed account charge rate.

We reserve the right to change this charge in the future, including varying it by indexed account; however, it will never exceed the guaranteed indexed account charge shown in the Policy Data section of the policy.

6. Optional insurance benefit charges: charges for any optional benefits you add to the policy by rider. (See “Fee Tables – Charges Other than Fund Operating Expenses.”)

The “Fixed Account” section of the prospectus has been deleted in its entirety and replaced with the following new section titled “The General Account”:

The General Account

The general account includes all assets we own other than those in the variable account and our other separate accounts. Subject to applicable state law, we have sole discretion to decide how assets of the general account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefit. You should be aware that our general account is exposed to many of the same risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial instruments and products as well, and these obligations are satisfied from the assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. The fixed account and the indexed accounts are the options supported by our general account that we make available under the policy.

We have not registered interests in the fixed account or the indexed accounts as securities under the Securities Act of 1933 nor have any of these accounts been registered as investment companies under the Investment Company Act of 1940. We believe these options are exempt from registration under the federal securities laws because the underlying values do not vary according to the performance of a separate account and satisfy state standard non-forfeiture laws. Accordingly, RiverSource Life has a reasonable basis for concluding that these options provide sufficient guarantees of principal and interest through the company’s general account to qualify under Section 3(a)(8) of the Securities Act of 1933 and, where applicable, Section 989J of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010.

Since these general account options have not been registered with the SEC, the staff of the SEC has not reviewed the disclosures in this prospectus relating to them. Disclosure regarding these options, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

The Fixed Account

You can allocate net premiums to the fixed account, transfer policy value from the subaccounts to the fixed account, or allocate the segment maturity value of an indexed account to the fixed account (with certain restrictions, explained in “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts”). Amounts allocated to the fixed account become part of our general account.

Placing policy value in the fixed account does not entitle you to share in the general account’s investment experience, nor does it expose you to the general account’s investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 2%, independent of the actual investment experience of the general account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit any interest in excess of the guaranteed rate of 2%, although we may do so at our sole discretion, or if required by state law. Interest rates credited in excess of the guaranteed rate will be based on various factors including, but not limited to, future investment earnings. We will not credit interest in excess of 2% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

The Indexed Accounts

You can allocate net premiums to the indexed accounts, transfer policy value from the subaccounts or the fixed account to the indexed accounts, or allocate the segment maturity value of an indexed account to the indexed accounts (with certain restrictions, explained in “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts”). Amounts allocated to the indexed accounts become part of our general account.

Placing policy value in the indexed accounts does not entitle you to share in the general account’s investment experience, nor does it expose you to the general account’s investment risk. Instead, the policy value that you place in the indexed accounts is guaranteed an indexed interest rate of 0% for the 1-year point-to-point indexed account, and 1% for the 2-year point-to-point indexed account, independent of the actual investment experience of the general account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit indexed interest at any rate higher than 0% for the 1-year point-to-point indexed account, and 1% for the 2-year point-to-point indexed account, although we may do so at our sole discretion. Indexed interest rates will be based on various factors including, but not limited to, future investment earnings.

It is not possible to invest directly in an index. An indexed account is indirectly impacted by the market since it is not directly invested in any stock or equity investments. Any indexed interest credited will be affected by changes in the corresponding index(es).

The portion of policy value allocated to the indexed accounts earns interest based on a change in the value of one or more designated index(es). An indexed account includes a corresponding interim account and one or more segments. Any money allocated to an indexed account will first be deposited into the corresponding interim account. An interim account temporarily holds, subject to the policy provisions, net premiums, loan repayments and other amounts you request to be allocated or transferred to its corresponding indexed account. An interim account earns interest at a fixed rate not less than the fixed account guaranteed interest rate shown in the Policy Data section of the policy.

On the 20th day of the calendar month, if the value of the interim account is $25 or greater, it will be transferred to a segment of the corresponding indexed account. This will begin a new “segment”, which is the portion of an indexed account created each time a transfer is made from the interim account to the indexed account. A segment lasts for a 12- or 24-month term and is eligible for indexed interest at the segment maturity date (the last day of the 12- or 24-month term). Once money is transferred to a segment it cannot be transferred out of the segment until the segment maturity date, unless required to satisfy monthly deduction requirements or as required to make a loan . You may have policy value in multiple segments at any given time.

Indexed interest is credited to the segment at the end of the segment term and is equal to the average segment value multiplied by the indexed interest rate.

The indexed interest rate is calculated as follows:

1.	Determine the index growth rate, which is calculated by comparing the change in the value of the index on the segment maturity date to the value of the index on the segment start date.

2.	Multiply the index growth rate by the segment participation rate.

3.	The indexed interest rate will be the lesser of the above value or the segment growth cap but will not be less than the segment floor.

The average segment value for a given segment is the average of the values at the end of each segment month over the segment term.

The segment growth cap, segment floor and participation rate are declared at the beginning of each segment. At segment maturity, the amount reallocated to the indexed account(s) along with any money in the interim account is combined to start a new segment, the growth cap is set and the process of crediting interest for that new segment starts over again. The segment growth cap is the limit on the index growth used in calculating the indexed interest. The segment floor provides protection when the performance of the index is negative. The participation rate reflects how much of the index growth rate will be utilized in calculating the indexed interest. The guaranteed minimum cap, floor and participation rate is shown in the policy under Policy Data. Subsequent caps, floors and participation rates that we set may differ, but will never be less than the guaranteed minimum rates. Please contact your financial advisor to determine the current cap, floor and participation rate for the indexed accounts available under the policy.

The indexed account options available under the policy are shown in the Policy Data section of the policy. We reserve the right to add, remove or change one or more of the indexed account options. Also, we may substitute a comparable index if an index is discontinued, substantially changed or, at our sole discretion, we determine that an index should no longer be used. Any such substitution is subject to approval by the appropriate regulatory authorities. If an index is discontinued or substantially changed, we may mature segments early. If we mature a segment early, we will notify you. If we substitute a comparable index, the new index will only apply to new segments. We will notify you, and any assignee of record, before a substitute index is used. If no such comparable index is approved, or it would not be prudent to substitute such an index, we reserve the right to stop offering an indexed account. In this case, the value of the discontinued indexed account will be transferred to the fixed account.

The following changes have been made to the “Premiums” subsection of the “Purchasing Your Policy” section of the prospectus:

Allocation of premiums: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

When we receive notice of claim for any rider paying benefits due to chronic or terminal illness, the premium allocation percentages will be set to allocate all amounts to the fixed account. The premium allocation percentages cannot be changed while on claim. Upon expiry of the claim, you may change the premium allocation percentages by sending a written request to our service center.

On the insured’s attained insurance age 119 anniversary, the premium allocation percentages will be set to allocate all premium and loan repayments to the fixed account, and may not be changed.

The following changes have been made to the “Policy Value” section of the prospectus:

Policy Value

The value of your policy is the sum of values in the fixed account, indexed account(s) and each subaccount of the variable account. We value your accounts as follows:

Fixed Account

We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

•	the sum of your net premiums, transfer amounts (including loan transfers), segment maturity reallocations, and any applicable policy value credit allocated to the fixed account; plus

•	interest credited; minus

•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out of the fixed account (including loan transfers); minus

•	any portion of the monthly deduction for the coming month that is allocated to the fixed account.

Indexed Accounts

Amounts allocated to an indexed account will be held either in an interim account or the indexed account’s segments. We value the amounts you allocate to an indexed account directly in dollars. An indexed account’s value equals:

•	the sum of your net premiums, segment maturity reallocations, and any applicable policy value credit allocated to the indexed account; plus

•	indexed interest credited; minus

•	the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (due to loans taken and interest charged on indebtedness), segment maturity reallocations allocated to the fixed account, any subaccounts, or another indexed account; minus

•	any portion of the monthly deduction for the coming month that is allocated to the indexed account.

Subaccounts

We convert amounts you allocate to the subaccounts into accumulation units. Each time you allocate a net premium, transfer amounts into one of the subaccounts from the fixed account or another subaccount, or transfer amounts from the indexed accounts at segment maturity, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value: The current accumulation unit value for each subaccount equals the last value times the subaccount’s current net investment factor.

We determine the net investment factor by:

•	adding the fund’s current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

•	dividing that sum by the previous adjusted net asset value per share; and

•	subtracting the percentage factor representing the mortality and expense risk fee from the result.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways — in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

•	additional net premiums allocated to the subaccounts;

•	any applicable policy value credit allocated to the subaccounts;

•	transfers into or out of the subaccounts;

•	amounts transferred from indexed accounts at segment maturity;

•	partial surrenders and partial surrender fees;

•	surrender charges; and

•	monthly deductions.

Accumulation unit values will fluctuate due to:

•	changes in underlying fund net asset value;

•	fund dividends distributed to the subaccounts;

•	fund capital gains or losses; and

•	fund operating expenses.

When valuations occur: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:

•	premium payments;

•	loan requests and loan repayments;

•	surrender requests; and

•	transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our service center before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our service center at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

Order of Deductions from Policy Value

Any deductions from policy value will be taken from the fixed account, minus any indebtedness, and the subaccounts until exhausted.

When the fixed account, minus any indebtedness, and the subaccounts have been exhausted, any deductions from policy value will be taken in order from the following:

•	the interim accounts, proportionally, based on the interim account values until exhausted; then

•	the segments of the indexed accounts starting with the most recently opened segment(s); then

•	the next most recently opened segment(s), and will continue in this manner until the amount required to satisfy the deduction has been met.

For multiple indexed account segments with the same start date, any deductions will be taken proportionally out of those segments based on the values in those segments.

Such deductions include monthly deductions, partial surrenders, partial surrender fees, loans, loan interest and any other adjustments to policy value as a result of exercising a policy provision or rider.

The following changes have been made to the “Proceeds Payable Upon Death” section of the prospectus:

If the insured dies while the policy is in force, we will pay a death benefit to the beneficiary. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

Death Benefit Options

Option 1 (level amount): Under the Option 1 death benefit, if death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the specified amount; or

•	a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 2 (variable amount): Under the Option 2 death benefit, if death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

•	the policy value plus the specified amount; or

•	a percentage of policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

Option 3 (return of premium, subject to a limit): Under the Option 3 death benefit, if death is prior to the insured’s attained insurance age 120, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

the lesser of:

•	the specified amount plus premiums paid, less partial surrenders and any partial surrender fees; or

•	the Death Benefit Option 3 Limit shown under Policy Data.

OR

a percentage of the policy value. The percentage is designed to ensure the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to the policy value for your policy to qualify as life insurance.

Example	Option 1	Option 2	Option 3
Specified amount	$100,000	$100,000	$100,000
Policy value	$5,000	$5,000	$5,000
Premiums paid	$4,000	$4,000	$4,000
Death benefit	$100,000	$105,000	$104,000
Policy value increases to	$8,000	$8,000	$8,000
Death benefit	$100,000	$108,000	$104,000
Policy value decreases to	$3,000	$3,000	$3,000
Death benefit	$100,000	$103,000	$104,000

If you want to have premium payments reflected in the form of an increasing death benefit, subject to a limit, you should consider Option 3. If you want your death benefit to include the policy specified amount and policy value, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under all Death Benefit Options, if death is on or after the insured’s attained insurance age 120 anniversary, the death benefit amount will be the greater of:

•	the death benefit on the insured’s attained insurance age 120 anniversary, minus any partial surrenders and partial surrender fees occurring after the insured’s attained insurance age 120 anniversary; or

•	the policy value on the date of death.

If you have the AdvanceSource rider(1) on your policy: The proceeds payable upon death of the accelerated benefit insured on or after the insured’s attained insurance age 120 anniversary is reduced by each AdvanceSource rider benefit paid.

The following changes have been made to the “Change in Death Benefit Option” subsection of the “proceeds Payable Upon Death” section of the prospectus:

Change in Death Benefit Option

Prior to the insured’s attained insurance age 120 anniversary, you may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You may not change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum specified amount shown in the policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

If you change from Option 3 to Option 1: The specified amount will be the Option 3 death benefit on the effective date of the change.

You may not change from Option 1 or Option 2 to Option 3.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

•	Monthly deduction, because the cost of insurance charges depend upon the specified amount.

•	Minimum initial premium.

•	Charges for certain optional insurance benefits.

The surrender charge will not be affected.

We reserve the right to decline to make any death benefit option change that we determine would cause the policy to fail to qualify as life insurance under applicable tax laws.

If you have the AdvanceSource rider(1) on your policy: Neither Option 2 nor Option 3 is available.

The title of the section “Transfers Between the Fixed Account and Subaccounts” has been changed to “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts”.

The following changes have been made to the first two paragraphs of the “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts” section of the prospectus:

You may transfer policy value from one subaccount to another or between subaccounts and the fixed account or indexed accounts. Certain restrictions apply to transfers involving the fixed account and the indexed accounts. We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our service center in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our service center in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

If you have the AdvanceSource rider(1) on your policy, once benefit payments begin, any value in the subaccounts will be transferred to the fixed account. Transfers from the fixed account to the subaccounts or the indexed accounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the fixed account until written request is made to transfer to any subaccounts or indexed accounts. The request must be made within 30 days after the end of the period of coverage.

The following new subsection has been added to the “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts” section of the prospectus:

Transfer Restriction Period

A transfer restriction period is a 12-month period of time which begins on any date there is loan or withdrawal that is not part of a systematic distribution program from any indexed account, including the interim accounts. Any deduction from the indexed accounts due solely to an increase in indebtedness from interest charged on a loan will not trigger the start of a transfer restriction period.

During this period, the following restrictions apply:

•	no transfers from the fixed account or subaccounts to any indexed account will be allowed; and

•	indexed account premium allocation percentages will change to allocate all premium and loan repayments to the fixed account.

We reserve the right to shorten or eliminate the transfer restriction period.

Once the transfer restriction period has expired, you may submit a written request to transfer any amount in the fixed account or subaccounts to any indexed account or to change the premium allocation percentage.

The following changes have been made to the “Minimum Transfer Amounts”, “Maximum Transfer Amounts”, “Maximum Number of Transfers Per Year” and “Automated Transfers” subsections of the “Transfers Among the Fixed Account, Indexed Accounts and Subaccounts” section of the prospectus:

Minimum Transfer Amounts

From a subaccount to another subaccount, the fixed account or an indexed account:

•	For mail and telephone transfers - $250 or the entire subaccount balance, whichever is less.

•	For automated transfers - $50.

From the fixed account to a subaccount:

•	For mail and telephone transfers - $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

•	For automated transfers - $50.

Maximum Transfer Amounts

The maximum amount that may be transferred from the fixed account to one or more of the indexed accounts is the fixed account value minus any indebtedness minus the value of a transfer to one or more of the subaccounts occurring on the same day. The amount of any such transfer to an indexed account will be allocated to the corresponding interim account on the date it is received.

Maximum Number of Transfers Per Year

You may make transfers by mail or telephone. We reserve the right to limit transfers of value from a subaccount to one or more subaccounts or to the fixed account to five per policy year. We may suspend or modify this transfer privilege at any time with the necessary approval of the Securities and Exchange Commission. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

Automated Transfers

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

Automated transfer policies

•	Only one automated transfer arrangement can be in effect at any time.

•	You may transfer all or part of the value of a subaccount to one or more of the other subaccounts, one or more of the indexed accounts and/or to the fixed account.

•	You may transfer all or part of the fixed account value, minus indebtedness, to one or more of the subaccounts and/or to one or more of the indexed accounts.

•	Either the fixed account or one or more of the subaccounts can be used as the source of funds for any automated transfer arrangement. The indexed accounts may not be used as the source of funds for any automated transfer arrangement.

•	You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

•	The minimum transfer amount is $50.

•	You cannot make automated transfers from the fixed account to one or more subaccounts in an amount that, if continued, would deplete the fixed account within 12 months. There is no such restriction on automated transfer arrangements that transfer value from the fixed account to one or more of the indexed accounts only.

•	If your policy has entered a transfer restriction period that will last for 12 months, during this period transfers from the fixed account or the subaccounts to any indexed account will not be allowed. Any dollar cost averaging arrangement that moves money to an indexed account will be terminated. Premiums and loan repayments allocated to an indexed account during this period will be redirected to the fixed account.

•	If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

•	If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

•	If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the automated transfer arrangement automatically.

•	The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

•	If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

•	Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (Exception: The maximum number of transfers per year provision does not apply to automated transfers.)

•	You may make automated transfers by choosing a schedule we provide.

Transfers Not Allowed

Transfers of value are not allowed for the following conditions:

•	from an indexed account segment prior to segment maturity, except transfers due to policy loans taken or interest charged on indebtedness;

•	from the fixed account or any subaccount to any indexed account once payment of benefits begins for any rider paying benefits due to chronic or terminal illness;

•	from the fixed account or any subaccount to any indexed account when the policy is in a transfer restriction period;

•	from the fixed account to any subaccount or indexed account after the insured’s attained insurance age 120 anniversary.

Transfers at the Insured’s Attained Insurance Age 120 Anniversary

On the insured’s attained insurance age 120 anniversary, any policy value in the subaccounts will be transferred to the fixed account and may not be transferred to any indexed account.

The following changes have been made to the “Allocation of Loans to Accounts”, “Repayments”, “Overdue Interest” and “Effect of Policy Loans” subsections of the “Policy Loans” section of the prospectus:

Allocation of Loans to Accounts

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts on a pro rata basis. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

We redeem accumulation units to make loan amounts from the subaccounts. When the fixed account, minus any indebtedness, and the subaccounts are exhausted, the loan will be taken from the indexed accounts. (See “Order of Deductions from Policy Value” for further discussion.) The amount of any loan or loan interest taken from the subaccounts and indexed accounts will be transferred from the subaccounts and indexed accounts to the fixed account.

Repayments

We will allocate loan repayments to subaccounts, indexed accounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

Overdue Interest

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and the subaccounts with value on a pro rata basis. When the fixed account, minus any indebtedness, and the subaccounts are exhausted, the additional loan interest will be taken from the indexed accounts. See “Order of Deductions from Policy Value” for further discussion.

Effect of Policy Loans

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the fixed account, subaccounts and/or indexed accounts as collateral. The loan collateral does not participate in the investment performance of the subaccounts, nor does it receive indexed interest. The loan collateral earns interest at the minimum rate guaranteed in the fixed account at the applicable guaranteed interest rate. (See “The Fixed Account”). A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.

If you have the AdvanceSource rider(1) on your policy, upon notice of claim additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on an existing policy loan. If there is an outstanding policy loan at the time of an AdvanceSource rider monthly benefit payment, that benefit payment will be reduced to repay a portion of the policy loan. This rule does not apply in Massachusetts.

The following changes have been made to the “Partial Surrenders” subsection of the “Policy Surrenders” section of the prospectus:

Partial Surrenders

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy’s cash surrender value. Partial surrenders by telephone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts on a pro rata basis. When the fixed account, minus any indebtedness, and the subaccounts are exhausted, the partial surrender will be made from the indexed accounts. See “Order of Deductions from Policy Value” for further discussion.

The following terms have been added under the “Key Terms” section of the prospectus:

Average segment value: For a given segment, the average of the values at the end of each segment month over the indexed interest period. A segment month ends on the same day each month as the segment start date.

Cumulative guaranteed indexed interest rate: The segment guaranteed annual interest rate compounded annually for the number of years of the indexed interest period.

Index growth rate: The index growth rate is calculated as (B divided by A) minus 1, where:

A = the final value of the index as of the day before the beginning of the indexed interest period; and

B = the final value of the index as of the day before the end of the indexed interest period.

The final value of an index used in calculating the index growth rate is the value determined by that index’s provider as the index’s final value on a business day. A business day is a day on which the New York Stock Exchange is open for business. If we need to determine the final value on any day that is not a business day, we will use the final value for the next business day following that day. If no final value is determined for any index as of a business day, we will use the final value for the most recent preceding business day for which a final value was determined for that index.

The index growth rate does not include gains in the index that come from dividends.

Indexed account: The portion of the policy value that earns interest based on a change in the value of one or more designated indexes.

Indexed account value: The sum of the values of the segments of an indexed account plus the value of the indexed account’s corresponding interim account.

Indexed interest period: The length of time a segment in an indexed account is open. Currently, the segment term for an indexed account is equal to the indexed interest period for that account.

Indexed interest rate: The indexed interest rate reflects any growth in the value of the index, subject to the segment growth cap and segment floor. The indexed interest rate is equal to the lesser of (a x b) – (d) or (c – d), but will never be less than (e), where:

(a)	is the index growth rate;

(b)	is the segment participation rate;

(c)	is the segment growth cap;

(d)	is the cumulative guaranteed indexed interest rate; and

(e)	is the segment floor.

Interim account: An interim account corresponds to an indexed account. The interim account temporarily holds net premiums, loan repayments and other amounts you request to be allocated or transferred to its corresponding indexed account.

Interim account value: On the start date of a new segment of an indexed account, the value of the corresponding interim account equals zero. On any subsequent date, the interim account value equals:

1.	the interim account value as of the prior day, plus

2.	any interest earned since the prior day, plus

3.	net premiums allocated to the corresponding indexed account and received since the prior day, plus

4.	any portion of the segment maturity values of any indexed account reallocated to the indexed account since the prior day, plus

5.	the amount of any transfers from the fixed account and the subaccounts to the indexed account, including loan repayment transfers, since the prior day, minus

6.	the amount of any transfers from the interim account to the fixed account due to loans taken or loan interest charged since the prior day, minus

7.	the amount of any partial surrender and partial surrender fees taken from the interim account since the prior day, minus,

8.	if the date is a monthly date, the portion of the monthly deduction taken from the interim account.

Pro rata basis: Method for allocating amounts to the fixed account and to each of the subaccounts. It is proportional to the value (minus indebtedness in the fixed account) that each bears to the total policy value minus indebtedness and the values of the indexed accounts.

Segment: A segment is the portion of an indexed account that is associated with a particular segment start date.

Segment floor: The minimum total interest rate for a segment over the indexed interest period, including both the segment guaranteed annual interest rate and the indexed interest rate.

Segment growth cap: The maximum total interest rate for a segment over the indexed interest period, including both the segment guaranteed annual interest rate and the indexed interest rate.

Segment maturity date: The last day of a segment term.

Segment participation rate: The percentage of the index growth rate that is used to calculate indexed interest.

Segment start date: The date on which amounts are transferred or reallocated to an indexed account. Segment months, segment years and segment terms are all measured from this date.

Segment term: The length of time a segment is open. Each segment begins on its segment start date and ends on its segment maturity date, which is determined by the segment term. The segment term for each indexed account is shown in the policy under Policy Data. Currently, the segment term for an indexed account is equal to the indexed interest period for that account.

Segment value: The value of a segment on the segment start date equals the amount transferred to the segment from the interim account on the sweep date, plus any amounts reallocated to that indexed account from any segment maturing on the same date. On any subsequent date, the segment value equals:

1.	the segment value as of the prior day, plus

2.	any segment guaranteed interest earned since the prior day, plus

3.	any indexed interest credited since the prior day, minus

4.	the amount of any transfers from the segment to the fixed account due to loans taken or loan interest charged since the prior day, minus

5.	the amount of any partial surrender and partial surrender fees taken from the segment since the prior day, minus,

6.	if the date is a monthly date, the amount of any monthly deduction taken from the segment.

Sweep dates: The dates on which amounts in the interim account are transferred into a new segment of the corresponding indexed account. The initial sweep dates as of the issue date of the policy are shown under Policy Data. We reserve the right to change the day and frequency of the sweep dates; however, sweep dates will not occur less frequently than once per calendar quarter.

The following changes have been made to terms in the “Key Terms” section of the prospectus:

Fixed account: The portion of the policy value that earns interest at a fixed rate not less than the guaranteed interest rate as shown under Policy Data.

Policy value: The sum of the fixed account value plus the variable account value plus the values of the indexed account(s).

Subaccounts: Each subaccount is a separate investment division of the Variable Account and invests in a particular portfolio or fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6542-3 A (8/16)

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2016, filed electronically as Part B to Post-Effective Amendment No. 34 to Registration Statement No. 33-62457 on or about May 2, 2016, is incorporated by reference to this Post-Effective Amendment No. 6.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant’s Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant’s Post-Effective Amendment No. 1 File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically as Exhibit (a)(5) to Registrant’s Post-Effective Amendment No. 27 (File No. 333-69777) is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(8) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, filed electronically as Exhibit (a)(9) to Post-Effective Amendment No. 29 to Registration Statement No. 33-62457 is incorporated herein by reference.

(a)(9) Board Resolution for establishment of 67 new subaccounts dated September 5, 2012, filed electronically as Exhibit (a)(9)to Pre-Effective Amendment No. 1 to Registration Statement No. 333-182361 is incorporated herein by reference.

(a)(10) Board Resolution for establishment of 21 subaccounts dated April 28, 2014 filed electronically as Exhibit (a)(10) to Post-Effective Amendment No. 31 to Registration Statement No. 33-62457 is incorporated herein by reference.

(a)(11) Board Resolution for establishment of 10 subaccounts dated April 28, 2015 filed electronically as Exhibit (a) (11) to Post-Effective Amendment No. 32 to Registration Statement No. 33-62457 is incorporated herein by reference.

(b) Not applicable.

(c) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company for Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Copy of Flexible Premium Variable Adjustable Life Insurance Policy (VUL 5) filed electronically as Exhibit (d)(1) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(2) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(2) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(3) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(3) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(4) Copy of Children’s Level Term Insurance Rider filed electronically as Exhibit (d)(4) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(5) Copy of Accidental Death Benefit Rider filed electronically as Exhibit (d)(5) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(6) Copy of Accelerated Death Benefit Rider for Terminal Illness filed electronically as Exhibit (d)(6) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(7) Copy of Automatic Increase Benefit Rider filed electronically as Exhibit (d)(7) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(8) Copy of Charitable Giving Benefit Rider filed electronically as Exhibit (d)(8) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(9) Copy of Overloan Protection Benefit filed electronically as Exhibit (d)(9) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(d)(10) Copy of AdvanceSource® Accelerated Benefit Rider filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(11) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(12) Copy of Indexed Account Endorsement is filed electronically herewith as Exhibit (d)(12) to Post-Effective Amendment No. 6 to Registration Statement No. 333-182361.

(d)(13) Copy of Accounting Value Increase Rider is filed electronically herewith as Exhibit (d)(13) to Post-Effective Amendment No. 6 to Registration Statement No. 333-182361.

(d)(14) Copy of Death Benefit Option 3 Endorsement is filed electronically herewith as Exhibit (d)(14) to Post-Effective Amendment No. 6 to Registration Statement No. 333-182361.

(e)(1) Form of Application for Life and Disability Income Insurance filed electronically as Exhibit (e)(1) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(e)(2) Form of Application for AdvanceSource® Accelerated Benefit Rider filed electronically as Exhibit (e)(2) to Initial Registration Statement on Form N-6 on or about June 27, 2012 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005, filed electronically as Exhibit (g)(1) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003, filed electronically as Exhibit (g)(4) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002, filed electronically as Exhibit (g)(8) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(9) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005, filed electronically as Exhibit (g)(11) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006, filed electronically as Exhibit (g)(12) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(13) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 103, dated November 25, 2002, filed electronically as Exhibit (g)(14) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002, filed electronically as Exhibit (g)(15) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002, filed electronically as Exhibit (g)(17) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(19) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(20) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(22) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005, filed electronically as Exhibit (g)(25) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(26) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(27) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(28) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(31) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(32) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005, filed electronically as Exhibit (g)(33) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(34) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(36) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(37) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005, filed electronically as Exhibit (g)(39) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(40) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant’s Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(8) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(13) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.3 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(14) Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(15) Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.16 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(17) Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities Corporation, and RiverSource Life Insurance Company filed electronically as exhibit 8.17 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.18 to RiverSource Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.15 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i) Not applicable.

(j) Not applicable.

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Not applicable.

(m) Not applicable.

(n) Consent of Independent Registered Accounting Firm will be filed by Amendment.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Company’s Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 28 to Registration Statement No. 33-62457 is incorporated herein by reference.

(r)(1) Power of Attorney to sign Amendments to this Registration Statement dated March 8, 2016, filed electronically as Exhibit 13 to RiverSource Variable Annuity Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218 is incorporated herein by reference.

(r)(2) Power of Attorney for David K. Stewart to sign Amendment to this Registration Statement dated April 29, 2016 filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 12 to Registration Statement No.333-186218, is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Company

Name	Principal Business Address*	Position and Offices With Depositor
John R. Woerner		Chairman of the Board and President

Gumer C. Alvero		Director and Executive Vice President – Annuities

Richard N. Bush		Senior Vice President – Corporate Tax

Steve M. Gathje		Director, Senior Vice President and Chief Actuary

Colin J. Lundgren		Director

Brian J. McGrane		Director, Executive Vice President and Chief Financial Officer

Thomas R. Moore	Secretary

Jeninne C. McGee	Director

Jon Stenberg	Director and Executive Vice President – Life & Disability Insurance

*	The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.

Parent Company	Incorp State
Ameriprise Financial, Inc.	DE

Subsidiary Name	Incorp State
Ameriprise Advisor Capital, LLC	DE
Ameriprise Capital Trust I	DE
Ameriprise Capital Trust II	DE
Ameriprise Capital Trust III	DE
Ameriprise Capital Trust IV	DE
Ameriprise Captive Insurance Company	VT
Ameriprise Certificate Company	DE
Investors Syndicate Development Corporation	NV
Ameriprise Holdings, Inc.	DE
201 Eleventh Street South, LLC	MN
Ameriprise India Private Limited	India
Ameriprise India Insurance Brokers Services Private Limited*	India
Ameriprise International Holdings GmbH***	Switzerland
Ameriprise Asset Management Holdings GmbH	Switzerland
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Malaysia Sdn Bhd.	Malaysia
Threadneedle Investment Singapore (Pte.) Ltd.	Singapore
Threadneedle Investments Taiwan Ltd.	Tawain
Ameriprise Holdings Singapore (Pte.) Ltd.	Singapore
Threadneedle Asset Management Holdings Sàrl	Luxembourg
(Threadneedle subsidiary list is not included.)
Threadneedle EMEA Holdings 1, LLC	MN
Ameriprise National Trust Bank	Federal
Ameriprise Trust Company	MN
AMPF Holding Corporation	MI
American Enterprise Investment Services Inc.**	MN
Ameriprise Financial Services, Inc.**	DE
TIC TPS Portland 35, LLC	DE
AMPF Property Corporation	MI
AMPF Realty Corporation	MI
Columbia Management Investment Advisers, LLC	MN
Advisory Capital Strategies Group Inc.	MN
Columbia Wanger Asset Management, LLC	DE

GA Legacy, LLC	DE
J.& W. Seligman & Co. Incorporated	DE
Columbia Management Investment Distributors, Inc.**	DE
Seligman Partners, LLC	DE
RiverSource CDO Seed Investments, LLC	MN
WAM Acquisition GP, Inc.	DE
Columbia Management Investment Services Corp.	MN
IDS Property Casualty Insurance Company	WI
Ameriprise Auto & Home Insurance Agency, Inc.	WI
Ameriprise Insurance Company	WI
RiverSource Distributors, Inc.**	DE
RiverSource Life Insurance Company	MN
RiverSource Life Insurance Co. of New York	NY
RiverSource NY REO, LLC	NY
RiverSource REO 1, LLC	MN
RiverSource Tax Advantaged Investments, Inc.	DE
AEXP Affordable Housing Portfolio LLC	DE

*	This entity has three shareholders: Ameriprise Financial, Inc. (19%), Ameriprise India Private Limited (7%),and personally owned by T.D. Chandrasekhar (74%) as required by India law.
**	Registered Broker-Dealer

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a) RiverSource Distributors, Inc. acts as principal underwriter for:

RiverSource Variable Annuity Account 1

RiverSource Variable Annuity Account

RiverSource Account F

RiverSource Variable Annuity Fund A

RiverSource Variable Annuity Fund B

RiverSource Variable Account 10

RiverSource Account SBS

RiverSource MVA Account

RiverSource Account MGA

RiverSource Account for Smith Barney

RiverSource Variable Life Separate Account

RiverSource Variable Life Account

RiverSource of New York Variable Annuity Account 1

RiverSource of New York Variable Annuity Account 2

RiverSource of New York Account 4

RiverSource of New York Account 7

RiverSource of New York Account 8

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*	Positions and Offices with Underwriter
Lynn Abbott	President

Gumer C. Alvero	Director and Vice President

Thomas R. Moore	Secretary

Mark D. Scalercio	Vice President

Jon Stenberg	Director and Vice President

David K. Stewart	Chief Financial Officer

John R. Woerner	Chairman of the Board and Chief Executive Officer

*	Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN 55474

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$425,969,636	None	None	None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, has duly caused this Registration to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 10th day of June 2016.

RiverSource Variable Life Separate Account

(Registrant)

By: RiverSource Life Insurance Company

(Depositor)

By /s/ John R. Woerner*
John R. Woerner
Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 10th day of June, 2016.

/s/ John R. Woerner*	Chairman of the Board and President
John R. Woerner

/s/ Gumer C. Alvero*	Director and Executive Vice President – Annuities
Gumer C. Alvero

/s/ Richard N. Bush*	Senior Vice President – Corporate Tax
Richard N. Bush

/s/ Brian J. McGrane*	Director, Executive Vice President and Chief Financial Officer
Brian J. McGrane

/s/ Steve M. Gathje*	Director, Senior Vice President and Chief Actuary
Steve M. Gathje

/s/ Jeninne C. McGee*	Director
Jeninne C. McGee

/s/ Jon S. Stenberg*	Director and Executive Vice President – Life & Disability Insurance
Jon S. Stenberg

/s/ Colin J. Lundgren*	Director
Colin J. Lundgren

/s/ David K. Stewart**	Senior Vice President and Controller
David K. Stewart

*	Signed pursuant to Power of Attorney dated March 8, 2016, filed electronically as Exhibit 13 to RiverSource Variable Account 10’s Post-Effective Amendment No. 11 to Registration Statement No. 333-186218, by:
**	Signed pursuant to Power of Attorney for David K. Stewart dated April 29, 2016, filed electronically as Exhibit 13.2 to Post-Effective Amendment No. 12 to Registration Statement No.333-186218, incorporated by reference herein, by:

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6 TO

REGISTRATION STATEMENT NO. 333-182361

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectus for:

RiverSource® Variable Universal Life 5/RiverSource® Variable Universal Life 5 – Estate Series filed electronically with Post-Effective Amendment No. 5 to Registration Statement No. 333-182361 filed on or about May 2, 2016 is incorporated by reference to this Post-Effective Amendment No. 6.

Supplement

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource Variable Life Separate Account dated May 1, 2016 filed electronically as Part B to Post-Effective Amendment No. 34 to Registration Statement No. 33-62457 on or about May 2, 2016 is incorporated by reference to this Post-Effective Amendment No. 6.

Part C.

Other Information.

Signatures.

Exhibits.

EXHIBIT INDEX

(d)(12)	Copy of Indexed Account Endorsement

(d)(13)	Copy of Accounting Value Increase Rider

(d)(14)	Copy of Death Benefit Option 3 Endorsement

(k)	Consent and Opinion of Counsel